RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS

Leases
Neo Street Partners LLC, a company partially owned by an executive and board member of the Company, entered into a five-year lease with a subsidiary of the Company. The lease, which commenced in October 2018, provided for an initial annual base rent payment of $213 thousand, increasing to $243 thousand for years two to five. The lease was renewed for one year starting in October 2024. Rent expense for the years ended December 31, 2025 and 2024 was $236 thousand and $373 thousand, respectively. On August 18, 2025, the Company acquired the remaining 76% undivided ownership interest in the property located in Lompoc, California. This acquisition eliminates future related party rent expense associated with this property. See Note 6 – Property, Plant and Equipment.
3645 Long Beach LLC, a company partially owned by an executive and board member of the Company, entered into a five-year lease with a subsidiary of the Company. The lease, which commenced in December 2019, was renewed for five years starting January 1, 2025. It provides for a base rent of $93 thousand, increasing annually by the greater of three percent or the CPI, capped at five percent. Rent expense for the years ended December 31, 2025 and 2024 was $80 thousand in each period.
Isla Vista GHG LLC, a company partially owned by executives and board members of the Company, entered into a ten-year lease with a subsidiary of the Company. The lease, which commenced on the first calendar day after the Company publicly announced the opening of a retail cannabis location at the leased property (the “Commencement Date”), provides for an initial monthly rent of $5 thousand starting April 19, 2022 until the Commencement Date. Effective on the Commencement Date, the initial annual base rent payment is $144 thousand and increasing three percent per annum thereafter. Related party rent expense for the years ended December 31, 2025 and 2024 was $158 thousand and $269 thousand, respectively.
In August 2022, the Kazan Trust dated December 10, 2004, a trust of which the trustee is an executive and board member of the Company, acquired partial ownership of a real estate entity that entered into a ten-year lease with a subsidiary of the Company. The lease, which commenced in July 2022, provides for an initial annual base rent payment of $36 thousand to the Kazan Trust, increasing three percent per annum thereafter. Rent expense for the years ended December 31, 2025 and 2024 was $41 thousand and $36 thousand, respectively.
2000 De La Vina LLC, a company partially owned by executives and board members of the Company, entered into two leases with subsidiaries of the Company. Both leases commenced in July 2022 and have ten-year terms. The first lease provides for initial annual base rent of $60 thousand, increasing three percent annually thereafter, and the second lease provides for initial annual base rent of $180 thousand, increasing three percent annually thereafter. The first lease terminated in 2025 in connection with the sale of the underlying property. Subsequent to the termination of the lease during 2025, the Company entered into an agreement to settle its remaining lease obligations through a negotiated termination payment. Rent expense for the years ended December 31, 2025 and 2024 was $262 thousand and $240 thousand, respectively.
5042 Real Estate Investment, LLC, a company partially owned by an executive and board member of the Company, owns an undivided tenancy-in-common interest in a property leased to a subsidiary of the Company. The lease, which commenced in August 2022 and has a ten-year term, provides for an initial annual base rent payment of $222 thousand to 5042 Real Estate Investment, LLC, increasing three percent per annum thereafter. Related party rent expense for the years ended December 31, 2025 and 2024 was $251 thousand and $222 thousand, respectively.
Consulting Agreement
Beach Front Property Management Inc., a company that is majority-owned by an executive and certain board members of the Company, entered into a consulting agreement with the Company dated September 28, 2020. The monthly consulting fee is $11 thousand for mergers and acquisitions advisory and assistance and real estate acquisition and financing services. The agreement may be terminated by either party for any/or no reason without penalty upon seven days written notice. Consulting fees for the years ended December 31, 2025 and 2024 was $140 thousand in each period.
Jon A. Neu Insurance
Jon A. Neu Insurance, an entity majority owned by Beach Front Property Management Inc., provide insurance brokerage services to the Company. During the years ended December 31, 2025 and 2024, the Company recognized insurance brokerage expense relating to services provided by Jon A. Neu Insurance of approximately $298 thousand and $399 thousand, respectively.
Preferred Mezzanine Equity Transactions
Certain executive officers and directors of the Company hold preferred equity interests in GH Group, Inc., a consolidated subsidiary of the Company. During the years ended December 31, 2025 and 2024, GH Group had multiple series of preferred stock outstanding, including Series B Preferred, Series C Preferred, Series D Preferred, and Series E Convertible Preferred stock.
Year Ended December 31, 2025
During the year ended December 31, 2025, related-party holders:
•received preferred dividends totaling approximately $1.5 million, which were paid on a pro rata basis in accordance with the contractual terms applicable to all preferred stockholders;
•participated in the issuance of Series E Convertible Preferred stock, providing aggregate consideration of approximately $13.0 million.
In addition, during the year ended December 31, 2025, certain related-party holders participated in the conversion of Series B Preferred and Series C Preferred stock into Series E Convertible Preferred stock. This conversion was accounted for as a non-cash equity transaction and was completed on the same terms and conditions as those applicable to non-related-party preferred stockholders.
Year Ended December 31, 2024
During the year ended December 31, 2024, related-party holders:
•received preferred dividends totaling approximately $1.3 million, which were paid on a pro rata basis in accordance with the contractual terms applicable to all preferred stockholders; and
•participated in the issuance of Series D Preferred stock, providing aggregate consideration of approximately $3.3 million.
All preferred share issuances, conversions, redemptions, and dividend payments involving related-party holders during the periods presented were completed on the same terms and conditions as those applicable to non-related-party preferred stockholders. No preferential rights or special arrangements were provided to related-party holders.